Annual Total Returns [BarChart] - AMG Managers Silvercrest Small Cap Fund - Class N	Feb. 01, 2021
Bar Chart Table:
Annual Return 2012	13.51%
Annual Return 2013	36.31%
Annual Return 2014	4.28%
Annual Return 2015	(3.30%)
Annual Return 2016	28.66%
Annual Return 2017	10.27%
Annual Return 2018	(17.07%)
Annual Return 2019	22.85%
Annual Return 2020	4.19%